Long-term Debt - Long-term Debt Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs	$ 395	$ 368
Ending balance	21,567
Current portion of long-term debt	(14,897)	0
Non-current portion of long-term debt	6,567	37,041
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	37,041	52,355
Repayment of long-term debt	(16,504)	(16,523)
Amortization of deferred financing costs	395	368
Effects of movements in foreign exchange rates	126	365
Ending balance	21,464	37,041
Revolving Credit Facility1 [Member]
Disclosure of detailed information about borrowings [line items]
Draws on revolving credit facility	$ 406	$ 476